Offerings	Sep. 21, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.00001 par value per share
Amount Registered | shares	55,227,273
Proposed Maximum Offering Price per Unit	44.00
Maximum Aggregate Offering Price	$ 2,430,000,012.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 335,583.00
Offering Note	(a) Includes the aggregate offering price of additional shares that the underwriters have the option to purchase to cover over-allotments, if any. (b) Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.00001 par value per share
Amount Registered | shares	2,272,727
Proposed Maximum Offering Price per Unit	44.00
Maximum Aggregate Offering Price	$ 99,999,988.00
Amount of Registration Fee	$ 13,810.00
Offering Note	(a) The Registrant previously paid a registration fee of $13,810.00 in connection with its initial filing of the Registration Statement on Form S-1 on September 3, 2026. (b) This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a).